Property and Equipment, Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property and Equipment

A summary of the Company’s property and equipment at June 30, 2025 and December 31, 2024 is as follows:

	Useful	June 30,	December 31,
	Life	2025	2024

Computer and office equipment	5-7 years	$462,000	$412,000
Furniture and fixtures	7 years	107,000	107,000
Molds and tooling	3-5 years	2,312,000	2,297,000
		2,881,000	2,816,000
Less: accumulated depreciation		2,629,000	2,532,000
		$252,000	$284,000

Schedule of Intangible Assets

A summary of the Company’s intangible assets at June 30, 2025 and December 31, 2024 is as follows:

	Useful	June 30,	December 31,
	Life	2025	2024

Customer relationships	5-7 years	$25,000	$25,000
Trade names	7 years	25,000	25,000
Developed technology	3-5 years	325,000	325,000
		375,000	375,000
Less: accumulated amortization		60,000	30,000
		$315,000	$345,000

Previously Reported [Member]
Schedule of Property and Equipment

A summary of the Company’s property and equipment at December 31, 2024 and 2023 is as follows:

	Useful	December 31,	December 31,
	Life	2024	2023

Computer and office equipment	5-7 years	$412,000	$404,000
Furniture and fixtures	7 years	107,000	107,000
Molds and tooling	3-5 years	2,297,000	2,228,000
		2,816,000	2,739,000
Less: Accumulated depreciation		2,532,000	2,335,000
		$284,000	$404,000

Schedule of Intangible Assets

A summary of the Company’s intangible assets at December 31, 2024 and 2023 is as follows:

	Useful	December 31,
	Life	2024

Customer relationships	9 years	$25,000
Trade name	9 years	25,000
Developed technology	6 years	325,000
		375,000
Less: Accumulated amortization		30,000
		$345,000

Schedule of Changes in Goodwill

The following table presents the changes in the value of the goodwill recognized in connection with the acquisition of SemiCab business:

Balance at January 1, 2024	$-0-
Goodwill from acquisition of SemiCab, Inc. on July 3, 2024	4,378,000
Impairment of goodwill	(3,592,000)
Balance at December 31, 2024	$786,000